Segment and Product Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment and Product Information

15. Segment and Product Information

We offer an integrated solution to our customers providing manufacturing, supply, and installation of a full range of structural and related building products.  We provide a wide variety of building products and services directly to homebuilder customers. We manufacture floor trusses, roof trusses, wall panels, stairs, millwork, windows, and doors. We also provide a full range of construction services. These product and service offerings are distributed across approximately 450 locations operating in 40 states across the United States, which have been reorganized into nine geographical regions following the ProBuild acquisition.  Centralized financial and operational oversight, including resource allocation and assessment of performance on an income (loss) from continuing operations before income taxes basis, is performed by our CEO, whom we have determined to be our chief operating decision maker (“CODM”).

As a result of the reorganization following the ProBuild acquisition on July 31, 2015, the Company has nine operating segments aligned with its nine geographical regions (Regions 1 through 9). While all of our operating segments have similar nature of products, distribution methods and customers, certain of our operating segments have been aggregated due to also containing similar economic characteristics, resulting in the following composition of reportable segments:

•	Regions 1 and 2 have been aggregated to form the “Northeast” reportable segment
•	Regions 3 and 5 have been aggregated to form the “Southeast” reportable segment
•	Regions 4 and 6 have been aggregated to form the “South” reportable segment
•	Region 7, 8 and 9 have been aggregated to form the “West” reportable segment. The West reportable segment operations were acquired in their entirety from the ProBuild acquisition.

In addition to our reportable segments, our consolidated results include corporate overhead, other various operating activities that are not internally allocated to a geographical region nor separately reported to the CODM, and certain reconciling items primarily related to allocations of corporate overhead and rent expense, which have collectively been presented as “All Other”.  The accounting policies of the segments are consistent with those described in Note 1, except for noted reconciling items.

The following tables present Net sales, Income (loss) from continuing operations before income taxes and certain other measures for the reportable segments, reconciled to consolidated total continuing operations, for the periods indicated (in thousands):

	Year ended December, 2014
Reportable segments	Net Sales	Depreciation & Amortization	Interest	Income (loss) from continuing operations before income taxes
Northeast	$229,998	$1,068	$3,634	$3,464
Southeast	675,763	2,800	11,986	5,222
South	574,917	2,997	12,722	6,512
West	—	—	—	—
Total reportable segments	1,480,678	6,865	28,342	15,198
All other	123,419	2,654	2,007	4,471
Total consolidated	$1,604,096	$9,519	$30,349	$19,669

	Year ended December 31, 2013
Reportable segments	Net Sales	Depreciation & Amortization	Interest	Income (loss) from continuing operations before income taxes
Northeast	$239,860	$1,313	$3,813	$5,715
Southeast	653,324	3,441	11,281	8,958
South	492,314	2,024	13,108	1,783
West	—	—	—	—
Total reportable segments	1,385,498	6,778	28,202	16,456
All other	104,394	2,527	61,436	(58,052)
Total consolidated	$1,489,892	$9,305	$89,638	$(41,596)

	Year ended December 31, 2012
Reportable segments	Net Sales	Depreciation & Amortization	Interest	Income (loss) from continuing operations before income taxes
Northeast	$175,006	$1,760	$2,838	$(1,711)
Southeast	484,638	4,086	8,829	(7,418)
South	337,641	2,302	12,906	(13,466)
West	—	—	—	—
Total reportable segments	997,285	8,148	24,573	(22,595)
All other	73,391	2,972	20,566	(31,247)
Total consolidated	$1,070,676	$11,120	$45,139	$(53,842)

Asset information by segment is not reported internally or otherwise reviewed by the CODM nor does the company earn revenues or have long-lived assets located in foreign countries.  The Company’s net sales by product category for the years indicated were as follows (in thousands):

	2014	2013	2012
Lumber & lumber sheet goods	$563,392	$570,830	$381,194
Windows, doors & millwork	505,501	435,808	330,878
Manufactured products	333,589	295,481	204,979
Gypsum, roofing & insulation	46,934	46,362	40,948
Siding, metal & concrete products	41,794	37,890	31,354
Other building products & services	112,886	103,521	81,323
Net sales	$1,604,096	$1,489,892	$1,070,676